ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF PRINCIPAL SUBSIDIARIES AND VIES

As of June 30, 2026, details of the Company’s principal subsidiaries and VIEs were as follows:

	Place of incorporation	Date of incorporation	Percentage of beneficial ownership	Principal activities
Subsidiaries:
Viomi HK	Hong Kong	January 30, 2015	100%	Investment holding
Lequan	PRC	May 05, 2015	100%	Investment holding
Codream HK	Hong Kong	August 20, 2019	100%	Investment holding
Yunmi Hulian	PRC	December 9, 2019	100%	Investment holding
Zhumeng Hulian	PRC	October 14, 2020	100%	Investment holding
Guangdong Lizi	PRC	July 26, 2018	100%	Home appliance development and sales
VIEs:
Guangdong Interconnect	PRC	December 7, 2020	100%	Internet information services
Beijing Viomi	PRC	January 12, 2015	100%	No substantial business

SCHEDULE OF FINANCIAL STATEMENT AMOUNTS AND BALANCES OF VIES

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
		(unaudited)
Cash and cash equivalents	334,198	890
Accounts receivable from third parties (net of allowance of nil as of December 31, 2025 and June 30, 2026)	-	35
Accounts receivable from related parties	-	61
Amounts due from Group companies	173,911	509,951
Inventories	68	-
Other assets	5,163	828
Total assets	513,340	511,765
Accounts and notes payable	26	26
Amounts due to Group companies	94	94
Accrued expenses and other liabilities	5,853	1,203
Other liabilities	1,305	4,618
Total liabilities	7,278	5,941

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Revenue from Group companies (1)	-	1,602
Revenue from a related party and third parties	-	18

Cost from a related party and third parties	(40)	(1,785)

Net loss	(400)	(237)

(1)	Inter-company revenues between VIEs and other subsidiaries

VIEs sell certain products and provide marketing services to other subsidiaries. For the six months ended June 30, 2025 and 2026, the inter-company sales recognized by VIEs to Primary beneficiaries of VIEs and their subsidiaries for the six months ended June 30, 2025 and 2026 are nil and RMB1,602, respectively.